Segmented information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Disclosure of segments [Table Text Block]
Year ended December 31, 2024
	Peru	Manitoba	British Columbia	Arizona	Corporate and other activities	Total
Revenue from external customers	$1,049.7	$697.4	$274.1	$-	$-	$2,021.2
Cost of sales
Mine operating costs	517.4	312.6	210.8	-	-	1,040.8
Depreciation and amortization	270.3	106.2	50.1	-	-	426.6
Gross profit	262.0	278.6	13.2	-	-	553.8
Selling and administrative expenses	-	-	-	-	57.0	57.0
Exploration expenses	16.5	24.4	-	-	1.7	42.6
Other expenses	15.7	15.8	17.1	8.3	0.5	57.4
Re-evaluation adjustment - environmental provision	-	(3.5)	-	-	-	(3.5)
Results from operating activities	$229.8	$241.9	$(3.9)	$(8.3)	$(59.2)	$400.3
Net interest expense on long term debt						69.8
Accretion on streaming arrangements						24.2
Change in fair value of financial instruments						16.6
Other net finance costs						38.1
Income before tax						251.6
Tax expense						183.8
Net income for the year						$67.8

Year ended December 31, 2023
	Peru	Manitoba	British Columbia	Arizona	Corporate and other activities	Total
Revenue from external customers	$1,040.3	$484.3	$165.4	$-	$-	$1,690.0
Cost of sales
Mine operating costs	494.5	286.4	124.9	-	-	905.8
Depreciation and amortization	275.7	104.3	11.7	-	-	391.7
Gross profit	270.1	93.6	28.8	-	-	392.5
Selling and administrative expenses	-	-	-	-	39.2	39.2
Exploration expenses	15.2	8.2	3.4	-	2.5	29.3
Other expenses (income)	17.4	18.0	(0.1)	0.4	2.6	38.3
Re-evaluation adjustment - environmental provision	-	(13.8)	2.4	-	-	(11.4)
Results from operating activities	$237.5	$81.2	$23.1	$(0.4)	$(44.3)	$297.1
Net interest expense on long term debt						76.2
Accretion on streaming arrangements						26.3
Change in fair value of financial instruments						14.0
Other net finance costs						28.8
Income before tax						151.8
Tax expense						82.3
Net income for the year						$69.5

Disclosure of segments, assets and liabilities [Table Text Block]
December 31, 2024
	Peru	Manitoba	British Columbia	Arizona	Corporate and other activities	Total
Total assets	$2,410.0	$547.4	$1,076.0	$757.3	$696.9	$5,487.6
Total liabilities	960.0	421.3	281.9	14.7	1,162.3	2,840.2
Property, plant and equipment[1]	1,897.1	595.1	900.7	747.1	41.4	4,181.4
Other Non-Current Assets[2]	47.8	17.2	8.0	0.2	0.6	73.8
December 31, 2023
	Peru	Manitoba	British Columbia	Arizona	Corporate and other activities	Total
Total assets	$2,406.2	$672.9	$1,028.0	$736.7	$468.8	$5,312.6
Total liabilities	1,086.2	413.3	276.7	23.5	1,306.1	3,105.8
Property, plant and equipment[1]	2,001.7	693.9	853.1	727.9	39.4	4,316.0
Other Non-Current Assets[2]	64.8	17.0	6.1	0.3	0.8	89.0

Disclosure of segments, additions to property, plant and equipment [Table Text Block]
December 31, 2024
	Peru	Manitoba	British Columbia	Arizona	Corporate and other activities	Total
Additions to property, plant and equipment	$177.8	$63.3	$214.9	$30.2	$-	$486.2

December 31, 2023
	Peru	Manitoba	British Columbia	Arizona	Corporate and other activities	Total
Additions to property, plant and equipment	$160.9	$90.6	$50.1	$22.3	$-	$323.9

Disclosure of geographical areas, revenue by customer location [Table Text Block]
	2024	2023
Revenue by customer location [1]
China	755.0	282.2
Canada	$741.1	$501.2
Japan	274.1	203.3
India	82.0	-
United States	67.4	30.1
Philippines	63.9	20.7
South Korea	23.0	27.6
Switzerland	13.6	268.2
Belgium	1.1	79.1
Hong Kong	-	176.7
Singapore	-	53.6
Peru	-	44.4
Chile	-	2.9
	$2,021.2	$1,690.0